UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: SEPTEMBER 30, 1999

Check here if Amendment  [  ]; Amendment Number:
This Amendment  (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Samuel James Limited
Address:      32 West Pennsylvania Avenue
         2nd floor
         Towson, MD 21204

13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name: GABRIEL J. POGGI
Title: COO
Phone: 410-296-6605
Signature, Place, and Date of Signing:

    GABRIEL J. POGGI    Towson, MD     OCTOBER 21,1999

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT.

[ ] 13F NOTICE.

[ ] 13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager:


FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:          0

Form 13F Information Table Entry Total:     25

Form 13F Information Table Value Total:     $184,267(in 1000's)


List of Other Included Managers:  NONE














FORM 13F INFORMATION TABLE

 COLUMN 1          COLUMN 2       COLUMN 3       COLUMN 4       COLUMN 5
COLUM
N 6      COLUMN 7       COLUMN 8

 Name of Issuer         Title of Class      CUSIP     Value (x$1000)      SHRS
         Investment     Other          Voting Authority

                   D
iscretion     Managers

Abbott Labs             COM            2824100             2,806          76,350
         Sole                None            76,350
Amer. Home Prod.   COM       026609107 1,038          25,000         Sole
None
     25,000
Amer. Int'l Group       COM            26874107            2,781          32,034
         Sole                None            32.034
Amer. Express           COM            25816109            5,074          37,690
         Sole                None            37,690
Chase Manhattan         COM       16161A108         1,613            21,400

Sole               None            21,400
Cisco Sys Inc           COM       17275R102         2,191            31,950

Sole               None            31,950
Coca Cola Co            COM            191216100           7,179          149,36
2        Sole                None           149,362
Disney Walt Co          COM            254687106           4,514          174,45
6   Sole                None           174,456
Earthshell Corp         COM       27032B100           3,829          988,257
Sole               None           988,257
Fed Home Loan Mtg       COM            313400301           4,740          91,160
         Sole                None            91,160
General Elec Co         COM            369604103           7,019          59,200
         Sole                None            59,200
Gillette Co                  COM            375766102           3,515
103,5
98       Sole                None           103,598
Global Crossing         COM       G3921A100 2,120           80,000        Sole

None           80,000
Intel Corp                   COM            458140100           24,740
332,9
26       Sole                None           332,926
JDS Uniphase       COM       46612J101 5,079           44,624        Sole
None
     44,624
Johnson & Johnson       COM            478160104           3,305          35,980
         Sole                None            35,980
Luminant Worldwide COM       550260103    365         11,500         Sole
None
     11,500
MCI Worldcom            COM       55268B106          7,064           98,281

Sole               None            98,281
Mellon Bk Corp          COM            585509102           3,490          103,40
0        Sole                None           103,400
Merck & Co              COM            589331107           10,559         163,86
0        Sole                None           163,860
Microsoft Corp          COM            594918104           23,635         260,97
2        Sole                None           260,972
Mirage Resorts          COM       60462E104  6,806         484,000        Sole

None          484,000
Pfizer Inc                   COM            717081103           8,432
234,6
25       Sole                None           234,625
Quintiles Transnational COM       748767100 1,159           60,000        Sole

None           60,000
Weyerhaeuser Co         COM            962166104           41,226         716,18
8        Sole                None           716,188